UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.      Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)

Annual Report
October 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Silver Miners ETF	12
Global X Gold Explorers ETF	16
Global X Copper Miners ETF	21
Global X Uranium ETF	26
Statements of Assets and Liabilities	31
Statements of Operations	33
Statements of Changes in Net Assets	35
Financial Highlights	37
Notes to Financial Statements	41
Report of Independent Registered Public Accounting Firm	57
Disclosure of Fund Expenses	59
Liquidity Risk Management Program	61
Supplemental Information	62
Trustees and Officers of the Trust	63
Notice to Shareholders	66

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF
The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to reflect the performance of the silver mining industry. It consists of international companies that actively engage in some aspect of the silver mining industry, such as silver mining, refining, or exploration, as defined by Solactive AG, the provider of the Underlying Index. The Underlying Index includes a minimum of 20 and a maximum of 40 members which are weighted according to freefloat market capitalization.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund decreased 6.43%, while the Underlying Index decreased 5.56%. The Fund had a net asset value of $42.28 per share on October 31, 2020 and ended the reporting period with a net asset value of $38.78 per share on October 31, 2021.
During the reporting period, the highest returns came from Prime Mining Corp. and Gogold Resources Inc., which returned 227.97% and 151.72%, respectively. The worst performers included Americas Gold and Silver Corp and Almaden Minerals Ltd., which returned -63.62% and -62.61%, respectively.
Revenue derived by silver mining firms depends on the price of silver and the amount of silver they produce. Given the high fixed costs associated with mining silver, silver mining firms’ earnings tend to be leveraged to its spot price movements. As the COVID-19 pandemic eased over the reporting period, the sale of silver increased as investors tended to prefer investment in riskier assets. Towards the end of the reporting period, silver, the price of which highly correlates with that of gold, saw decreased sales as central banks worldwide turned to policy tightening by either removing stimulus or raising interest rates. Nonetheless, industrial activity kept demand strong for silver during the reporting period, particularly with rising business activity globally.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	-6.43%	-6.33%	20.75%	21.01%	0.79%	0.82%	-4.85%	-4.93%
Solactive Global Silver Miners Total Return Index	-5.56%	-5.56%	21.43%	21.43%	1.43%	1.43%	-4.27%	-4.27%
MSCI ACWI Index	37.28%	37.28%	17.47%	17.47%	14.72%	14.72%	11.32%	11.32%

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated.  Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF
The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the price movements in shares of companies which are active in the gold mining industry as explorers or developers, as defined by Solactive AG, the provider of the Underlying Index. A company’s involvement in gold mining exploration implies that a decision about production from the respective gold mining projects in which the company involved has not yet been made.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund decreased 7.36%, while the Underlying Index decreased 6.80%. The Fund had a net asset value of $33.48 per share on October 31, 2020 and ended the reporting period with a net asset value of $30.10 per share on October 31, 2021.
During the reporting period, the highest returns derived from Skeena Resources Ltd and PT Aneka Tambang Tbk, which returned 289.07% and 130.57%, respectively. The worst performers included Regis Resources Limited and Novo Resources Corp, which returned -45.05% and -45.04%, respectively.
Gold explorers are firms with minimal gold production. Instead, they seek to profit from finding and securing mining rights to new gold deposits. Thus, the stock price of these companies tends to be a function of the price of gold and their ability to find such deposits. During the reporting period, central banks globally resumed quantitative tightening, limiting bond purchases, while a few planned to hike rates, negatively impacting gold sentiment. Gold prices came under pressure during the reporting period, as business sentiment improved globally on COVID-19 vaccination progress, leading to the re-opening of economies. Miners were adversely affected by the underlying commodity price movements.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	-7.36%	-7.12%	19.49%	19.67%	4.89%	5.15%	-6.70%	-6.70%
Hybrid Solactive Global Gold Explorers Total Return Index/Solactive Global Gold Explorers & Developers Total Return Transition Index/Solactive Global Gold Explorers & Developers Total Return Index**	-6.80%	-6.80%	20.15%	20.15%	5.50%	5.50%	-5.88%	-5.88%
MSCI EAFE Index	34.18%	34.18%	11.54%	11.54%	9.79%	9.79%	7.37%	7.37%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 3, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017, and the Solactive Global Gold Explorers & Developers Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated.  Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF
The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to reflect the performance of the copper mining industry. It consists of international companies that actively engage in some aspect of the copper mining industry, such as copper mining, refining, or exploration, as defined by Solactive AG, the provider of the Underlying Index. The Underlying Index includes a minimum of 20 and a maximum of 40 members.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 76.80%, while the Underlying Index increased 77.88%. The Fund had a net asset value of $21.42 per share on October 31, 2020 and ended the reporting period with a net asset value of $37.31 per share on October 31, 2021.
During the reporting period, the highest returns derived from Capstone Mining Corp. Common Stock and Vedanta Limited Sponsored ADR, which returned 234.30% and 224.66%, respectively. The worst performers included Northern Dynasty Minerals Ltd. and Sierra Metals, Inc., which returned -51.38% and -43.14%, respectively.
Copper mining levels started to rise during the reporting period as the negative effects of the COVID-19 pandemic began receding and many countries began easing lockdown restrictions. However, production in the two largest copper markets, Chile and Peru, languished for most of the reporting period with mining issues plaguing those countries. A deficit in the copper industry persisted due to supply constraints and the governments of Chile and Peru threatening to increase mining taxes and expand regulations. Furthermore, copper stockpiles depleted to low levels in the London Metal Exchange’s global warehouse, contributing to rising prices for copper. This increased demand during the reporting period was advantageous for copper miners.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	76.80%	76.19%	26.84%	27.11%	18.08%	18.10%	0.42%	0.50%
Solactive Global Copper Miners Total Return Index	77.88%	77.88%	27.54%	27.54%	18.84%	18.84%	0.85%	0.85%
MSCI EAFE Index	34.18%	34.18%	11.54%	11.54%	9.79%	9.79%	7.37%	7.37%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF
The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the price movements in shares of companies which are (or are expected to soon be) active in the uranium industry, as defined by Solactive AG, the provider of the Underlying Index. This particularly includes uranium mining, exploration, and investments, as well as technologies related to the uranium industry. The Underlying Index includes a minimum of 20 components at every rebalancing.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 150.73%, while the Underlying Index increased 153.63%. The Fund had a net asset value of $10.87 per share on October 31, 2020 and ended the reporting period with a net asset value of $27.04 per share on October 31, 2021.
During the reporting period, the highest returns derived from Paladin Energy Ltd. and Global Atomic Corp., which returned 639.92% and 599.19%, respectively. The worst performers included Greenland Minerals Limited and Barrick Gold Corporation, which returned -65.60% and -15.98%, respectively.
The price of uranium hit a nine-year high during the reporting period, aided by the increasing support for nuclear power globally and financial buyers entering the market. The high prices were also backstopped by tight supply from major miners globally, in response to the COVID-19 pandemic. As governments around the world started migrating towards a net zero carbon future, expectations for uranium demand increased. Sentiment in the uranium industry also improved during the reporting period, as fund flows rose and company fundamentals were reassessed.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	150.73%	150.43%	32.68%	32.68%	20.72%	20.42%	-5.67%	-5.74%
Hybrid Solactive Global Uranium Total Return Index/ Solactive Global Uranium & Nuclear Components Transition TR Index/Solactive Global Uranium & Nuclear Components Total Return Index**	153.63%	153.63%	33.38%	33.38%	21.51%	21.51%	-5.10%	-5.10%
MSCI EAFE Index	34.18%	34.18%	11.54%	11.54%	9.79%	9.79%	7.37%	7.37%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 4, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018, and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Schedule of Investments		October 31, 2021
Global X Silver Miners ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.0%
Materials — 1.0%
Azure Minerals *	5,758,164	$1,794,858
Kingsgate Consolidated *	4,052,732	4,916,074
Silver Mines * (A)	22,532,380	3,723,297

TOTAL AUSTRALIA		10,434,229
BOSNIA AND HERZEGOVINA — 0.9%
Materials — 0.9%
Adriatic Metals, Cl CDI *	4,491,413	9,648,216

BRAZIL — 22.0%
Materials — 22.0%
Wheaton Precious Metals	5,999,840	242,453,534

CANADA — 37.8%
Materials — 37.8%
AbraSilver Resource *	7,357,344	3,027,103
Aftermath Silver *	2,167,343	786,821
Alexco Resource * (A)	3,111,601	5,196,374
Almaden Minerals * (A)	2,479,880	915,076
Americas Gold & Silver * (A)	2,863,771	2,679,984
Aurcana Silver *	3,771,269	1,916,744
Aya Gold & Silver * (A)	1,958,664	14,568,902
Bear Creek Mining *	2,274,286	3,192,495
Discovery Silver * (A)	4,964,106	7,088,433

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Endeavor Silver * (A)	3,642,329	$18,393,761
Excellon Resources * (A)	116,945	166,047
First Majestic Silver (A)	4,221,407	53,399,751
Fortuna Silver Mines * (A)	6,224,773	30,130,804
GoGold Resources * (A)	5,545,156	15,388,921
Great Panther Mining * (A)	7,305,019	3,231,010
IMPACT Silver *	2,822,454	1,525,589
MAG Silver *	1,817,585	36,144,948
McEwen Mining * (A)	8,025,676	8,828,244
New Pacific Metals * (A)	1,764,081	6,190,757
Pan American Silver (A)	4,038,691	103,430,876
Prime Mining *	1,823,296	6,413,271
Silvercorp Metals (A)	3,646,851	15,416,481
SilverCrest Metals * (A)	2,985,903	26,834,706
SSR Mining (A)	3,251,291	51,305,372

TOTAL CANADA		416,172,470
MEXICO — 7.4%
Materials — 7.4%
Fresnillo	3,977,711	47,065,373
Industrias Penoles *	2,675,548	34,382,413

TOTAL MEXICO		81,447,786
PERU — 5.6%
Materials — 5.6%
Cia de Minas Buenaventura SAA ADR *	5,030,188	39,637,881
Hochschild Mining	6,760,894	13,215,406
Volcan Cia Minera SAA *	49,608,254	8,836,614

TOTAL PERU		61,689,901
RUSSIA — 11.0%
Materials — 11.0%
Polymetal International	6,523,859	121,171,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SOUTH KOREA — 4.8%
Materials — 4.8%
Korea Zinc	115,794	$53,212,424

UNITED STATES — 9.2%
Materials — 9.2%
Coeur Mining *	5,001,859	31,661,768
Gatos Silver *	985,080	11,919,468
Gold Resource (A)	1,525,466	2,806,857
Golden Minerals * (A)	2,488,676	1,119,904
Hecla Mining	9,305,517	53,785,888

TOTAL UNITED STATES		101,293,885
TOTAL COMMON STOCK
(Cost $1,126,233,751)		1,097,524,007

SHORT-TERM INVESTMENT(B)(C) — 3.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $42,600,389)	42,600,389	42,600,389

REPURCHASE AGREEMENT(B) — 3.1%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $34,291,935 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,379,122 - $4,599,105, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $35,043,352)

(Cost $34,291,849)	$34,291,849	34,291,849
TOTAL INVESTMENTS — 106.7%
(Cost $1,203,125,989)		$1,174,416,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Silver Miners ETF

Percentages are based on Net Assets of $1,100,191,339.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $69,419,028.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $76,892,238.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,097,524,007	$—	$—	$1,097,524,007
Short-Term Investment	42,600,389	—	—	42,600,389
Repurchase Agreement	—	34,291,849	—	34,291,849
Total Investments in Securities	$1,140,124,396	$34,291,849	$—	$1,174,416,245

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Gold Explorers ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 22.1%
Materials — 22.1%
Aurelia Metals *	1,052,743	$300,472
Bellevue Gold *	771,741	498,503
Capricorn Metals *	260,189	502,250
De Grey Mining *	849,313	711,280
Gold Road Resources	742,642	772,551
OceanaGold *	619,838	1,155,117
Perseus Mining	1,046,637	1,242,085
Ramelius Resources	687,252	820,750
Red 5 *	1,981,148	386,891
Regis Resources	658,608	989,361
Resolute Mining *	918,148	289,641
Silver Lake Resources *	781,101	994,432
SolGold *	1,098,765	418,703
St. Barbara	616,057	677,886
West African Resources *	716,775	699,881
Westgold Resources *	349,369	511,702

TOTAL AUSTRALIA		10,971,505
BURKINA FASO — 4.1%
Materials — 4.1%
Endeavour Mining	79,386	2,013,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 46.5%
Materials — 46.5%
Alamos Gold, Cl A	250,209	$1,853,026
B2Gold	512,805	2,114,020
Dundee Precious Metals	159,180	1,045,319
Equinox Gold *	236,915	1,754,572
Great Bear Resources * (A)	45,672	639,272
K92 Mining *	191,838	1,117,398
Kirkland Lake Gold	43,965	1,850,392
Lundin Gold *	65,116	595,187
McEwen Mining * (A)	334,452	367,897
New Gold *	555,401	779,636
Novagold Resources *	212,588	1,554,018
Orla Mining * (A)	124,955	439,518
Osisko Mining *	256,579	552,673
Pretium Resources *	165,928	2,003,907
Sabina Gold & Silver * (A)	278,230	316,489
Seabridge Gold * (A)	56,734	1,046,175
Skeena Resources * (A)	45,692	478,834
SSR Mining	126,634	1,994,188
Torex Gold Resources *	75,536	876,901
Victoria Gold *	40,804	624,462
Wesdome Gold Mines *	124,003	1,113,431

TOTAL CANADA		23,117,315
EGYPT — 2.5%
Materials — 2.5%
Centamin	981,769	1,261,780

INDONESIA — 6.8%
Materials — 6.8%
Aneka Tambang	7,444,014	1,229,504
Merdeka Copper Gold *	9,523,753	2,124,232

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDONESIA		$3,353,736
PERU — 1.1%
Materials — 1.1%
Hochschild Mining	279,169	545,687

RUSSIA — 1.3%
Materials — 1.3%
Petropavlovsk *	1,985,701	648,899

TURKEY — 3.8%
Materials — 3.8%
Eldorado Gold *	160,809	1,436,131
Koza Altin Isletmeleri *	41,003	457,572

TOTAL TURKEY		1,893,703
UNITED KINGDOM — 2.4%
Materials — 2.4%
Greatland Gold *	3,353,712	797,594
Pan African Resources	1,719,814	408,307

TOTAL UNITED KINGDOM		1,205,901
UNITED STATES — 9.4%
Materials — 9.4%
Argonaut Gold *	269,393	682,420
Coeur Mining *	205,442	1,300,448
Hecla Mining	468,090	2,705,560

TOTAL UNITED STATES		4,688,428
TOTAL COMMON STOCK
(Cost $48,793,809)		49,700,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Gold Explorers ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $852,556)	852,556	$852,556

REPURCHASE AGREEMENT(B) — 1.4%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $686,280 (collateralized by various U.S. Treasury Obligations, ranging in par value $27,600 - $92,041, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $701,316)

(Cost $686,278)	$686,278	686,278
TOTAL INVESTMENTS — 103.1%
(Cost $50,332,643)		$51,239,338

Percentages are based on Net Assets of $49,722,351.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $1,442,219.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $1,538,834.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,700,504	$—	$—	$49,700,504
Short-Term Investment	852,556	—	—	852,556
Repurchase Agreement	—	686,278	—	686,278
Total Investments in Securities	$50,553,060	$686,278	$—	$51,239,338

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Copper Miners ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 14.6%
Materials — 14.6%
Aeris Resources *	9,414,558	$1,131,405
Glencore	12,036,559	60,262,815
OZ Minerals	2,534,474	47,838,582
Sandfire Resources	6,668,010	27,846,397
SolGold * (A)	20,124,440	7,668,765

TOTAL AUSTRALIA		144,747,964
CANADA — 23.7%
Materials — 23.7%
Altius Minerals (A)	693,288	8,842,631
Capstone Mining *	6,391,223	26,760,072
Copper Mountain Mining * (A)	3,668,880	11,247,424
ERO Copper *	1,285,916	23,953,693
HudBay Minerals, Cl B (A)	4,477,959	31,176,464
Ivanhoe Mines, Cl A *	7,113,090	55,720,305
Northern Dynasty Minerals * (A)	9,177,274	3,955,405
Sierra Metals	1,735,890	3,523,857
Solaris Resources *	80,900	930,035
Taseko Mines *	4,738,478	9,998,188
Teck Resources, Cl B	2,137,781	59,569,163

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CANADA		$235,677,237
CHILE — 7.2%
Materials — 7.2%
Antofagasta	1,920,396	37,524,495
Lundin Mining	3,931,394	34,158,456

TOTAL CHILE		71,682,951
CHINA — 15.0%
Materials — 15.0%
China Gold International Resources * (A)	4,448,300	13,295,065
China Nonferrous Mining (A)	17,783,000	7,635,279
Jiangxi Copper, Cl H	17,697,126	30,985,128
Jinchuan Group International Resources	173,797,900	27,927,237
MMG *	40,345,700	18,671,241
Zijin Mining Group, Cl H	36,267,060	50,537,653

TOTAL CHINA		149,051,603
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	1,006,878	5,589,703

GERMANY — 1.4%
Materials — 1.4%
Aurubis	156,196	13,491,725

INDIA — 6.3%
Materials — 6.3%
Vedanta ADR (A)	3,965,557	62,616,145

JAPAN — 1.0%
Materials — 1.0%
Mitsubishi Materials	228,000	4,411,033
Nittetsu Mining	91,500	5,256,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$9,667,117
MEXICO — 4.3%
Materials — 4.3%
Grupo Mexico, Cl B	9,740,142	42,823,815

MONGOLIA — 2.3%
Materials — 2.3%
Turquoise Hill Resources *	1,767,194	22,390,348

PERU — 3.9%
Materials — 3.9%
Southern Copper	654,769	39,279,592

POLAND — 3.6%
Materials — 3.6%
KGHM Polska Miedz	940,655	36,194,920

SWEDEN — 4.4%
Materials — 4.4%
Boliden	1,232,551	43,469,721

TURKEY — 0.3%
Industrials — 0.3%
Sarkuysan Elektrolitik Bakir	1,589,759	3,055,464

UNITED KINGDOM — 1.0%
Materials — 1.0%
Central Asia Metals	3,087,960	10,391,542

UNITED STATES — 4.9%
Materials — 4.9%
Freeport-McMoRan	1,289,665	48,646,164

ZAMBIA — 5.1%
Materials — 5.1%
First Quantum Minerals	2,154,673	50,931,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $1,024,780,430)		$989,707,332

SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $32,013,238)	32,013,238	32,013,238

REPURCHASE AGREEMENT(B) — 2.6%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $25,769,620 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,036,379 - $3,456,125, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $26,334,298)

(Cost $25,769,556)	$25,769,556	25,769,556
TOTAL INVESTMENTS — 105.4%
(Cost $1,082,563,224)		$1,047,490,126

Percentages are based on Net Assets of $994,008,766.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $54,366,357.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $57,782,794.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Copper Miners ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$989,707,332	$—	$—	$989,707,332
Short-Term Investment	32,013,238	—	—	32,013,238
Repurchase Agreement	—	25,769,556	—	25,769,556
Total Investments in Securities	$1,021,720,570	$25,769,556	$—	$1,047,490,126

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Uranium ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 16.2%
Energy — 11.0%
Bannerman Energy (A)	51,005,244	$12,450,769
Berkeley Energia * (A)	11,314,155	2,585,920
Boss Energy * (A)	93,646,395	21,453,042
Deep Yellow (A)	14,234,350	10,691,425
Paladin Energy *	120,318,695	79,526,845
Peninsula Energy (A)	46,075,665	9,170,974
Vimy Resources * (A)	43,154,696	8,427,512
		144,306,487

Financials — 1.8%
Macquarie Group (B)	160,417	23,836,392

Materials — 3.4%
BHP Group *	603,655	16,011,301
Greenland Minerals (A)	56,805,216	5,119,970
Lotus Resources (A)	35,269,781	8,344,711
Rio Tinto	242,351	15,150,052
		44,626,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRALIA		$212,768,913
CANADA — 46.0%
Energy — 42.0%
Azarga Uranium (A)	10,584,584	5,379,604
Cameco *	12,334,292	299,215,167
Denison Mines * (A)	39,738,868	67,324,128
Fission Uranium * (A)	26,774,191	22,463,925
Forsys Metals (A)	5,349,560	4,013,627
GoviEx Uranium, Cl A (A)	20,277,721	6,870,754
IsoEnergy (A)	2,375,225	8,795,355
Laramide Resources (A)	7,544,094	5,355,817
NexGen Energy *	19,288,582	106,436,933
UEX (A)	20,210,764	7,581,788
Uranium Royalty (A)	3,229,054	15,682,227
Western Uranium & Vanadium (A)	1,531,111	3,940,337
		553,059,662

Industrials — 1.5%
Aecon Group *	1,273,870	18,971,111

Materials — 2.5%
Encore Energy (A)	8,288,980	11,368,050
Global Atomic * (A)	6,966,818	21,919,721
		33,287,771

TOTAL CANADA		605,318,544
CHINA — 2.5%
Energy — 0.7%
CGN Mining	73,201,700	9,598,310

Utilities — 1.8%
CGN Power, Cl H *	84,289,786	22,754,520

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$32,352,830
JAPAN — 4.1%
Industrials — 4.1%
ITOCHU *	625,328	17,779,552
Mitsubishi Heavy Industries *	643,397	16,414,311
Sumitomo *	1,373,154	19,472,835

TOTAL JAPAN		53,666,698
KAZAKHSTAN — 10.6%
Energy — 10.6%
NAC Kazatomprom JSC GDR *	3,228,000	140,095,200

SOUTH AFRICA — 1.2%
Materials — 1.2%
Sibanye Stillwater *	4,460,099	15,651,426

SOUTH KOREA — 6.1%
Industrials — 6.1%
Daewoo Engineering & Construction *	2,897,160	15,495,486
Doosan Heavy Industries & Construction *	837,562	17,488,779
GS Engineering & Construction *	479,304	16,960,524
Hyundai Engineering & Construction *	360,194	15,504,478
Samsung C&T	156,220	15,240,324

TOTAL SOUTH KOREA		80,689,591
UNITED KINGDOM — 2.8%
Industrials — 2.8%
Yellow Cake *	7,624,614	36,736,691

UNITED STATES — 10.5%
Energy — 10.5%
Centrus Energy, Cl A *	524,628	29,730,669
Energy Fuels * (A)	6,543,828	51,524,958
Uranium Energy * (A)	10,991,557	40,888,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
Ur-Energy * (A)	8,908,945	$15,501,564

TOTAL UNITED STATES		137,645,783
TOTAL COMMON STOCK
(Cost $1,042,616,792)		1,314,925,676

SHORT-TERM INVESTMENT(C)(D) — 4.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $54,733,306)	54,733,306	54,733,306

REPURCHASE AGREEMENT(C) — 3.3%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $44,058,540 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,771,906 - $5,908,966, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $45,023,972)

(Cost $44,058,430)	$44,058,430	44,058,430
TOTAL INVESTMENTS — 107.5%
(Cost $1,141,408,528)		$1,413,717,412

Percentages are based on Net Assets of $1,315,608,795.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Uranium ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $90,888,929.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $23,836,392 and represents 1.8% of Net Assets.

(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $98,791,736.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,291,089,284	$23,836,392	$—	$1,314,925,676
Short-Term Investment	54,733,306	—	—	54,733,306
Repurchase Agreement	—	44,058,430	—	44,058,430
Total Investments in Securities	$1,345,822,590	$67,894,822	$—	$1,413,717,412

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$1,168,834,140		$49,646,365		$1,056,793,668
Cost of Repurchase Agreement	34,291,849		686,278		25,769,556
Cost of Foreign Currency	4,073,055		5,766		2,517,556
Investments, at Value	$1,140,124,396	*	$50,553,060	*	$1,021,720,570	*
Repurchase Agreement, at Value	34,291,849		686,278		25,769,556
Cash	466,938		90,791		—
Foreign Currency, at Value	4,072,999		5,742		2,515,167
Receivable for Investment Securities Sold	43,591,370		2,006,214		23,823,433
Receivable for Capital Shares Sold	944,794		—		6,034,158
Dividend and Interest Receivable	147,150		5,826		363,425
Reclaim Receivable	78,629		—		57,892
Due from Broker	—		135,897		274,908
Total Assets	1,223,718,125		53,483,808		1,080,559,109
Liabilities:
Obligation to Return Securities Lending Collateral	76,892,238		1,538,834		57,782,794
Payable for Investment Securities Purchased	45,057,661		2,060,555		24,374,092
Due to Broker	944,794		—		2,693,691
Payable due to Investment Adviser	592,479		25,693		539,399
Unrealized Depreciation on Spot Contracts	39,332		478		62,574
Payable for Capital Shares Redeemed	—		135,897		274,908
Cash Overdraft	—		—		821,900
Custodian Fees Payable	282		—		985
Total Liabilities	123,526,786		3,761,457		86,550,343
Net Assets	$1,100,191,339		$49,722,351		$994,008,766
Net Assets Consist of:
Paid-in Capital	$1,512,048,778		$115,284,030		$1,062,989,453
Total Distributable Earnings (Loss)	(411,857,439)		(65,561,679)		(68,980,687)
Net Assets	$1,100,191,339		$49,722,351		$994,008,766
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	28,367,318		1,652,054		26,639,374
Net Asset Value, Offering and Redemption Price Per Share	$38.78		$30.10		$37.31
*Includes Market Value of Securities on Loan	$69,419,028		$1,442,219		$54,366,357

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X Uranium ETF
Assets:
Cost of Investments	$1,097,350,098
Cost of Repurchase Agreement	44,058,430
Cost of Foreign Currency	—
Investments, at Value	$1,369,658,982	*
Repurchase Agreement, at Value	44,058,430
Cash	222,137
Foreign Currency, at Value	26
Dividend and Interest Receivable	1,252,128
Receivable for Capital Shares Sold	5,795
Due from Broker	13,537,495
Total Assets	1,428,734,993
Liabilities:
Obligation to Return Securities Lending Collateral	98,791,736
Payable for Capital Shares Redeemed	13,537,495
Payable due to Investment Adviser	680,087
Due to Broker	116,880
Total Liabilities	113,126,198
Net Assets	$1,315,608,795
Net Assets Consist of:
Paid-in Capital	$1,509,481,692
Total Distributable Earnings (Loss)	(193,872,897)
Net Assets	$1,315,608,795
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	48,661,666
Net Asset Value, Offering and Redemption Price Per Share	$27.04
*Includes Market Value of Securities on Loan	$90,888,929

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$18,570,706	$688,263	$18,559,621
Interest Income	296	3	37
Security Lending Income	1,880,961	45,009	251,697
Less: Foreign Taxes Withheld	(1,259,021)	(28,529)	(1,186,048)
Total Investment Income	19,192,942	704,746	17,625,307
Supervision and Administration Fees(1)	7,754,578	362,911	4,862,889
Custodian Fees(2)	24,128	174	4,277
Total Expenses	7,778,706	363,085	4,867,166
Net Investment Income	11,414,236	341,661	12,758,141
Net Realized Gain (Loss) on:
Investments(3)	79,610,980	6,721,487	85,814,724
Foreign Currency Transactions	(244,575)	(2,082)	(126,812)
Net Realized Gain on Investments and Foreign Currency Transactions	79,366,405	6,719,405	85,687,912
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(219,901,711)	(12,421,577)	(34,105,711)
Foreign Currency Translations	(6,025)	271	(14,458)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(219,907,736)	(12,421,306)	(34,120,169)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(140,541,331)	(5,701,901)	51,567,743
Net Increase (Decrease) in Net Assets Resulting from Operations	$(129,127,095)	$(5,360,240)	$64,325,884

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

Global X Uranium ETF
Investment Income:
Dividend Income	$14,306,562
Interest Income	92
Security Lending Income	1,150,100
Less: Foreign Taxes Withheld	(576,617)
Total Investment Income	14,880,137
Supervision and Administration Fees(1)	3,942,004
Custodian Fees(2)	5,837
Total Expenses	3,947,841
Net Investment Income	10,932,296
Net Realized Gain (Loss) on:
Investments(3)	71,389,837
Foreign Currency Transactions	(261,737)
Net Realized Gain on Investments and Foreign Currency Transactions	71,128,100
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	283,300,044
Foreign Currency Translations	(13,227)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	283,286,817
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	354,414,917
Net Increase in Net Assets Resulting from Operations	$365,347,213

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$11,414,236	$6,098,363	$341,661	$96,283
Net Realized Gain on Investments and Foreign Currency Transactions(1)	79,366,405	10,338,553	6,719,405	2,303,727
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(219,907,736)	166,137,947	(12,421,306)	8,446,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(129,127,095)	182,574,863	(5,360,240)	10,846,056
Distributions	(24,128,587)	(9,504,825)	(1,872,117)	(723,922)
Capital Share Transactions:
Issued	521,822,116	386,427,431	13,363,058	17,458,011
Redeemed	(253,367,779)	(100,095,418)	(17,078,187)	(10,379,938)
Increase (Decrease) in Net Assets from Capital Share Transactions	268,454,337	286,332,013	(3,715,129)	7,078,073
Total Increase (Decrease) in Net Assets	115,198,655	459,402,051	(10,947,486)	17,200,207
Net Assets:
Beginning of Year	984,992,684	525,590,633	60,669,837	43,469,630
End of Year	$1,100,191,339	$984,992,684	$49,722,351	$60,669,837
Share Transactions:
Issued	11,290,000	9,350,000	380,000	500,000
Redeemed	(6,220,000)	(3,350,000)	(540,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,070,000	6,000,000	(160,000)	100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$12,758,141	$907,968	$10,932,296	$3,207,129
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	85,687,912	(9,092,998)	71,128,100	(27,397,226)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(34,120,169)	17,170,873	283,286,817	21,090,129
Net Increase (Decrease) in Net Assets Resulting from Operations	64,325,884	8,985,843	365,347,213	(3,099,968)
Distributions	(7,289,000)	(482,851)	(2,489,718)	(3,325,778)
Capital Share Transactions:
Issued	1,114,784,902	67,888,920	1,003,893,102	17,249,082
Redeemed	(281,700,749)	(20,525,235)	(192,750,767)	(56,830,079)
Increase (Decrease) in Net Assets from Capital Share Transactions	833,084,153	47,363,685	811,142,335	(39,580,997)
Total Increase (Decrease) in Net Assets	890,121,037	55,866,677	1,173,999,830	(46,006,743)
Net Assets:
Beginning of Year	103,887,729	48,021,052	141,608,965	187,615,708
End of Year	$994,008,766	$103,887,729	$1,315,608,795	$141,608,965
Share Transactions:
Issued	29,630,000	3,550,000	45,120,000	1,450,000
Redeemed	(7,840,000)	(1,450,000)	(9,490,000)	(5,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	21,790,000	2,100,000	35,630,000	(4,150,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
2019	23.20	0.21	7.38	7.59	(0.40)	—	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	—	(0.01)
Global X Gold Explorers ETF
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
2019	18.49	0.04	6.87	6.91	(0.01)	—	—
2018	21.46	0.06	(3.03)	(2.97)	—	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.91)	38.78	(6.43)	1,100,191	0.65	0.96	15.61
(0.55)	42.28	41.40	984,993	0.65	0.90	19.95
(0.40)	30.39	33.08	525,591	0.66	0.80	42.16
(0.01)	23.20	(27.40)	301,515	0.65	1.10	25.71
(1.07)	31.96	(18.61)	378,656	0.65	0.56	24.46

(1.04)	30.10	(7.36)	49,722	0.65	0.61	18.30
(0.44)	33.48	34.03	60,670	0.65	0.20	18.81
(0.01)	25.39	37.40	43,470	0.65	0.19	16.35
—	18.49	(13.84)	32,582	0.65	0.26	20.31
(8.05)	21.46	(13.61)	44,256	0.66	0.31	84.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Copper Miners ETF
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—	—
2017	17.60	0.20	7.93	8.13	(0.12)	—	—
Global X Uranium ETF
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	—	—
2018	11.88	0.03	0.48	0.51	(0.31)	—	—
2017	12.08	0.16	0.58	0.74	(0.94)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.48)	37.31	76.80	994,009	0.65	1.71	20.13
(0.13)	21.42	23.45	103,888	0.65	1.26	16.85
(0.70)	17.47	(6.51)	48,021	0.65	1.89	18.77
(0.43)	19.38	(23.12)	68,798	0.65	1.74	17.00
(0.12)	25.61	46.38	66,567	0.65	0.89	43.58

(0.13)	27.04	150.73	1,315,609	0.69	1.91	30.01
(0.24)	10.87	1.72	141,609	0.69	2.03	59.21
(0.16)	10.92	(8.42)	187,616	0.71	1.46	23.93
(0.31)	12.08	3.79	308,953	0.72	0.20	54.06
(0.94)	11.88	5.75	236,218	0.69	1.16	11.95

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2021, the Trust had ninety-seven portfolios, eighty-eight of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent,

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2021, there was $23,836,392 of fair valued securities in Global X Uranium ETF. There were no other securities priced using the Fair Value Procedures.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of October 31, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$34,291,849	$34,291,849	$	−	$	−
Global X Gold Explorers ETF
BNP Paribas	686,278	686,278		−		−
Global X Copper Miners ETF
BNP Paribas	25,769,556	25,769,556		−		−
Global X Uranium ETF
BNP Paribas	44,058,430	44,058,430		−		−

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the year ended October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value as of October 31, 2021	Redemption Fee
Global X Silver Miners ETF	10,000	$500	$387,800	$500
Global X Gold Explorers ETF	10,000	1,000	301,000	1,000
Global X Copper Miners ETF	10,000	800	373,100	800
Global X Uranium ETF	10,000	500	270,400	500

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
	Purchases	Sales and Maturities
Global X Silver Miners ETF	$215,384,220	$181,793,544
Global X Gold Explorers ETF	10,847,043	10,001,432
Global X Copper Miners ETF	275,464,882	144,929,873
Global X Uranium ETF	259,742,404	167,807,414

Notes to Financial Statements (continued)
October 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$469,304,059	$237,743,775	$97,812,186
Global X Gold Explorers ETF	11,835,829	17,161,642	6,912,772
Global X Copper Miners ETF	985,187,871	279,973,030	96,971,140
Global X Uranium ETF	901,494,044	174,915,494	75,970,460

For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$371,340,068	$92,078,610	$25,856,519
Global X Gold Explorers ETF	17,475,599	10,363,817	3,303,412
Global X Copper Miners ETF	65,433,662	20,500,707	(4,865,832)
Global X Uranium ETF	14,670,739	47,823,356	(1,342,002)

During the year ended October 31, 2021, there were no purchases or sales of long-term U.S. Government securities for the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)
The following differences, primarily attributable to net operating losses, foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2021:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Silver Miners ETF	$83,991,710	$(83,991,710)
Global X Gold Explorers ETF	5,316,260	(5,316,260)
Global X Copper Miners ETF	89,386,275	(89,386,275)
Global X Uranium ETF	66,564,622	(66,564,622)

These reclassifications have no impact on net assets or NAV per share.
The tax character of dividends and distributions declared during the years ended October 31, 2021 and 2020 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2021	$24,128,587	$–	$–	$24,128,587
2020	9,504,825	–	–	9,504,825
Global X Gold Explorers ETF
2021	$1,872,117	$–	$–	$1,872,117
2020	723,922	–	–	723,922
Global X Copper Miners ETF
2021	$7,289,000	$–	$–	$7,289,000
2020	482,851	–	–	482,851
Global X Uranium ETF
2021	$2,489,718	$–	$–	$2,489,718
2020	3,325,778	–	–	3,325,778

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)
As of October 31, 2021, the components of tax basis accumulated losses were as follows:
	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$8,718,044	$860,772	$16,211,644	$66,047,592
Capital Loss Carryforwards	(345,566,494)	(64,952,926)	(27,266,454)	(470,192,997)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(75,008,983)	(1,469,523)	(57,925,867)	210,272,508
Other Temporary Differences	(6)	(2)	(10)	–
Total Accumulated Losses	$(411,857,439)	$(65,561,679)	$(68,980,687)	$(193,872,897)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$70,569,208	$274,997,286	$345,566,494
Global X Gold Explorers ETF	14,726,770	50,226,156	64,952,926
Global X Copper Miners ETF	12,458,349	14,808,105	27,266,454
Global X Uranium ETF	87,554,139	382,638,858	470,192,997

During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Gold Explorers ETF	$–	$907,346	$907,346
Global X Copper Miners ETF	–	7,101,349	7,101,349
Global X Uranium ETF	–	5,243,653	5,243,653

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2021 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$1,249,432,671	$62,142,087	$(137,151,070)	$(75,008,983)
Global X Gold Explorers ETF	52,709,132	7,991,158	(9,460,681)	(1,469,523)
Global X Copper Miners ETF	1,105,399,454	54,868,752	(112,794,619)	(57,925,867)
Global X Uranium ETF	1,203,432,997	288,997,568	(78,725,060)	210,272,508

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and  economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be

Notes to Financial Statements (continued)
October 31, 2021

6. CONCENTRATION OF RISKS (continued)
detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of the its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and

Notes to Financial Statements (continued)
October 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
At October 31, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X S ilver Miners ETF
Barclays Capital Inc.	$1,619,618	$1,689,051
BNP Paribas Securities Corp	5,296,148	5,542,240
BofA Securities Inc.	3,464,325	3,831,342
Citigroup Global Markets Inc.	875,977	943,050
Credit Suisse Securities (USA) LLC	9,966,455	11,165,582
Goldman Sachs & Co.	473,256	498,160
J.P. Morgan Securities LLC	4,601,857	5,992,514
Morgan Stanley & Co. LLC	7,779,826	8,263,655
Scotia Capital (USA) Inc	29,876,616	32,768,146
SG Americas Securities LLC	68,191	72,267
UBS AG London Branch	4,816,004	5,252,781
UBS Securities LLC	367,050	398,550
Wells Fargo Securities LLC	213,705	474,900
Total	$69,419,028	$76,892,238

Notes to Financial Statements (continued)
October 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Gold Explorers ETF
BofA Securities Inc.	$420,907	$458,895
Goldman Sachs & Co.	121,415	126,472
Morgan Stanley & Co. LLC	234,520	245,180
Scotia Capital (USA) Inc	390,517	422,127
UBS AG London Branch	40,672	42,320
UBS Securities LLC	234,188	243,840
Total	$1,442,219	$1,538,834
Global X Copper Miners ETF
Barclays Capital Inc.	$40,982,945	$42,825,750
BofA Securities Inc.	752,164	785,133
Citigroup Global Markets Inc.	178,263	185,615
Credit Suisse Securities (USA) LLC	332,985	355,577
J.P. Morgan Securities LLC	6,666,087	6,986,637
Morgan Stanley & Co. LLC	326,560	439,195
Scotia Capital (USA) Inc	806,760	1,667,504
UBS AG London Branch	1,048,905	1,149,663
UBS Securities LLC	3,271,688	3,387,720
Total	$54,366,357	$57,782,794
Global X Uranium ETF
Barclays Capital Inc.	$277,659	$321,139
BMO Capital Markets	33,799	36,000
BNP Paribas S.A. New York Branch	823,875	904,522
BofA Securities Inc.	17,097,755	18,480,084
Citigroup Global Markets Inc.	194,635	213,200
Credit Suisse Securities (USA) LLC	7,522,326	8,044,023
Goldman Sachs & Co.	2,461,043	2,659,564
J.P. Morgan Securities LLC	37,241,650	40,710,000
Morgan Stanley & Co. LLC	3,291,173	3,580,499
National Financial Services LLC	1,640,199	1,772,454
Scotia Capital (USA) Inc	17,865,809	19,400,475
UBS AG London Branch	2,439,006	2,669,776
Total	$90,888,929	$98,791,736

Notes to Financial Statements (concluded)
October 31, 2021

8. CONTRACTURAL OBLIGATION
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.
10. SUBSEQUENT EVENTS
On September 7, 2021, the Custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”).  Consequently, as a result of the Transaction,  it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (four of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 28, 2021
We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2021 through October 31, 2021.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$936.40	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$969.70	0.65%	$3.23
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$949.20	0.65%	$3.19
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,379.10	0.69%	$4.14
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and operated adequately and effectively to manage each Fund’s liquidity risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program during the period covered by the report. In August of 2021, the Committee determined to classify the Global X MSCI Nigeria ETF (NGE) as an In-kind ETF for purposes of the Program.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in Trust overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.
Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	97[2]	Trustee of OSI ETF Trust (since 2016)
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer)	97[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018)
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015)	97[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017)

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2021.
Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	97[2]	None
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)
Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (since 12/2020); Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020);Consultant to GXMC (9/2018-12/2019);Chief Operating Officer, Rex Shares, LLC (2014-2018)
			N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	N/A	N/A
Eric Griffith[3] One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	N/A	N/A

Trustees and Officers of the Trust (unaudited) (concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Joe Costello 605 ThirdAvenue,43rd Floor New York,NY 10158 (1974)	Chief Compliance Officer(since 9/2016)	Chief ComplianceOfficer, FlexSharesFunds (2011-2015);Vice President, NorthernTrust Investments (2003- 2015)	N/A	N/A
Ronnie Riven 605 ThirdAvenue,43rd Floor New York,NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015)	N/A	N/A
Eric Olsen[3] One Freedom Valley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 5/2021 )	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2021, the Trust had ninety-seven portfolios, eighty-eight of which were operational.
[3]	This officer of the Trust also serves as an officer of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2021  tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021  tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)

Global X Silver Miners ETF	0.00%	0.00%	100.00%	100.00%	2.01%	49.02%

Global X Gold Explorers ETF	0.00%	0.00%	100.00%	100.00%	0.17%	13.40%

Global X Copper Miners ETF	0.00%	0.00%	100.00%	100.00%	5.84%	63.58%

Global X Uranium ETF	0.00%	0.00%	100.00%	100.00%	0.00%	61.12%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X Silver Miners ETF	0.00%	0.01%	0.00%	0.00%
Global X Gold Explorers ETF	0.00%	0.01%	0.00%	1.50%
Global X Copper Miners ETF	0.00%	0.00%	0.00%	12.59%
Global X Uranium ETF	0.00%	0.05%	0.00%	0.00%

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Notice to Shareholders (unaudited)

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2021, the total amount of foreign source income and foreign tax credit are as follows:
Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Gold Explorers	$521,829	$28,452
Global X Copper Miners	15,166,494	1,050,290

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
 1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Funds described.
GLX-AR-001-1300

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.      Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$929,467	$0	$0	$1,056,304	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$334,184	$0	$0	$330,942	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $334,184 and $330,942, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.      Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.      Investments.

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.     Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.     Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Luis Berruga
Luis Berruga
President

Date: January 6, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 6, 2022